UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"
Form 13F
Form 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: June 30, 2001" Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[X] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Zacks Investment Management
Address: 155 North Wacker -2nd Floor
"Chicago, Illinois"
60606
Form 13F File Number: 28-_80140592
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Ken Levy
Title: Vice President
Phone: 312-630-9880 x121
"Signature, Place, and Date of Signing:"
"Ken Levy________ Chicago, IL___________ 07/24/01"
"[Signature] [City, State] [Date]"
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this "report, and all holdings are reported by other reporting" manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
"[If there are no entries in this list, omit this section.]" Form 13F File Number Name
28-____________
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 134
Form 13F Information Table Value Total: 264863
(thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.
"[If there are no entries in this list, state ""NONE"" and omit the" column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________
[Repeat as necessary.

			FORM 13F INFORMATION TABLE
Column 1	Column 2	Column 3	Column 4	Column 5	Column 6	Column 7	Column 8
			Value (x$1000)	Shares/	SH/	PUT/	INVSTMT	OTHER
NAME OF ISSUER	TITLE OF CLASS	CUSIP		PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED
ACTIVISION INC	C. Stock	4930202	137	3490	SH		Sole	None	3490	0
ADOBE SYSTEMS	C. Stock	00724F101	4475	95210	SH		Sole	None	95210	0
AFLAC INC	C. Stock	1055102	1426	45280	SH		Sole	None	45280	0
AMERADA HESS	C. Stock	23551104	246	3050	SH		Sole	None	3050	0
AMERICAN STANDARD 	C. Stock	29712106	1757	29240	SH		Sole	None	29240	0
AMERICREDIT CORP	C. Stock	03060R101	3256	62680	SH		Sole	None	62680	0
ANHEUSER-BUSCH	C. Stock	35229103	2235	54240	SH		Sole	None	54240	0
APACHE CORP	C. Stock	37411105	188	3700	SH		Sole	None	3700	0
APPLEBEES INT'L	C. Stock	37899101	1489	46545	SH		Sole	None	46545	0
ASTROPOWER INC	C. Stock	04644A101	250	4800	SH		Sole	None	4800	0
AUTODESK INC	C. Stock	52769106	2376	63690	SH		Sole	None	63690	0
AVON PRODUCTS	C. Stock	54303102	2764	59730	SH		Sole	None	59730	0
B.J. SERVICES	C. Stock	55482103	1990	68620	SH		Sole	None	68620	0
BARR LABS INC	C. Stock	68306109	810	11700	SH		Sole	None	11700	0
BAXTER INT'L INC	C. Stock	71813109	1439	28500	SH		Sole	None	28500	0
BIOMET INC	C. Stock	90613100	1626	33840	SH		Sole	None	33840	0
BIOVAIL CORP	C. Stock	09067J109	2442	56130	SH		Sole	None	56130	0
BJ'S WHOLESALE	C. Stock	05548J106	4663	87560	SH		Sole	None	87560	0
BOEING CO	C. Stock	97023105	2983	53660	SH		Sole	None	53660	0
BRINKER INT'L	C. Stock	109641100	3418	132217	SH		Sole	None	132217	0
BURLINGTON CT FCTRY	C. Stock	121579106	808	40420	SH		Sole	None	40420	0
CANADIAN PACIFIC	C. Stock	135923100	3266	84280	SH		Sole	None	84280	0
CARDINAL HEALTH	C. Stock	14149Y108	2969	43025	SH		Sole	None	43025	0
CELL GENESYS INC	C. Stock	150921104	158	7700	SH		Sole	None	7700	0
CENDANT CORP	C. Stock	151313103	1282	65720	SH		Sole	None	65720	0
CENTEX CORP	C. Stock	152312104	3052	74900	SH		Sole	None	74900	0
CHECKPNT SFTWR TECH	C. Stock	M22465104	629	12445	SH		Sole	None	12445	0
CHICO'S FAS INC	C. Stock	168615102	2392	80410	SH		Sole	None	80410	0
CITIGROUP	C. Stock	172967101	3625	68601	SH		Sole	None	68601	0
CITRIX SYSTEMS	C. Stock	177376100	1724	49400	SH		Sole	None	49400	0
COLGATE-PALMOLIVE	C. Stock	194162103	2069	35070	SH		Sole	None	35070	0
COMPUTER ASSOCIATES	C. Stock	204912109	2415	67070	SH		Sole	None	67070	0
COMVERSE TECH	C. Stock	205862402	3121	54660	SH		Sole	None	54660	0
CONSOL ENERGY	C. Stock	20854P109	2019	79800	SH		Sole	None	79800	0
CONSTELLATION BRNDS	C. Stock	21036P108	1807	44070	SH		Sole	None	44070	0
CVS CORP	C. Stock	126650100	1362	35290	SH		Sole	None	35290	0
DISNEY (WALT) CO	C. Stock	254687106	1966	68040	SH		Sole	None	68040	0
DU PONT PHTOMSKS	C. Stock	26613X101	1029	21320	SH		Sole	None	21320	0
DYNEGY INC	C. Stock	26816Q101	2385	52420	SH		Sole	None	52420	0
ELAN CORP ADR	C. Stock	284131208	271	4450	SH		Sole	None	4450	0
ELECTRONIC DATA SYS	C. Stock	285661104	4028	64440	SH		Sole	None	64440	0
ENGELHARD	C. Stock	292845104	2081	80695	SH		Sole	None	80695	0
EVEREST REINSURANCE	C. Stock	G3223R108	2611	34900	SH		Sole	None	34900	0
FANNIE MAE	C. Stock	313586109	2999	35220	SH		Sole	None	35220	0
FEDERATED DEPT STORES	C. Stock	31410H101	2695	63400	SH		Sole	None	63400	0
FIRST DATA CORP	C. Stock	319963104	3606	56040	SH		Sole	None	56040	0
FOREST LABS INC	C. Stock	345838106	2340	32960	SH		Sole	None	32960	0
FSI INTL INC	C. Stock	302633102	698	49860	SH		Sole	None	49860	0
GEMSTAR-TV GUIDE	C. Stock	36866W106	1416	33240	SH		Sole	None	33240	0
GENERAL MOTORS CL H	C. Stock	370442832	174	8328	SH		Sole	None	8328	0
GENESCO INC	C. Stock	371532102	1434	42680	SH		Sole	None	42680	0
GENZYME CORP	C. Stock	372917104	1894	31050	SH		Sole	None	31050	0
GREENPOINT FINANCIAL	C. Stock	395384100	1198	31200	SH		Sole	None	31200	0
HARRAH'S ENTRTNMNT	C. Stock	413619107	2000	56670	SH		Sole	None	56670	0
HERSHEY FOODS	C. Stock	427866108	2655	43030	SH		Sole	None	43030	0
HIBERNIA CORP	C. Stock	428656102	2211	124200	SH		Sole	None	124200	0
HILLENBRAND INDS	C. Stock	431573104	948	16600	SH		Sole	None	16600	0
HOMESTORE.COM	C. Stock	437852106	1404	40160	SH		Sole	None	40160	0
HOT TOPIC INC	C. Stock	441339108	1642	52800	SH		Sole	None	52800	0
HOUSEHOLD INT'L	C. Stock	441815107	3458	51850	SH		Sole	None	51850	0
INT'L FLAVORS & FRAG	C. Stock	459506101	2703	107550	SH		Sole	None	107550	0
INT'L GAME TECH	C. Stock	459902102	3957	63060	SH		Sole	None	63060	0
INTEL CORP	C. Stock	458140100	2089	71430	SH		Sole	None	71430	0
INTL BUS MACHINES	C. Stock	459200101	3625	31940	SH		Sole	None	31940	0
INVITROGEN CORP	C. Stock	46185R100	1853	25810	SH		Sole	None	25810	0
ITT CORP	C. Stock	450911102	1982	44790	SH		Sole	None	44790	0
JEFFERSON-PILOT	C. Stock	475070108	159	3300	SH		Sole	None	3300	0
JOHNSON & JOHNSON	C. Stock	478160104	4076	81519	SH		Sole	None	81519	0
L-3 COMMUNICATIONS 	C. Stock	502424104	191	2500	SH		Sole	None	2500	0
LAB CORP OF AMER	C. Stock	50540R409	2901	37720	SH		Sole	None	37720	0
LIZ CLAIBORNE	C. Stock	539320101	2693	53370	SH		Sole	None	53370	0
LONE STAR TECH	C. Stock	542312103	944	26090	SH		Sole	None	26090	0
MARTIN MARIETTA	C. Stock	573284106	1735	35050	SH		Sole	None	35050	0
MCCORMICK & CO	C. Stock	579780206	3068	73005	SH		Sole	None	73005	0
MCGRAW-HILL INC	C. Stock	580645109	1561	23600	SH		Sole	None	23600	0
MENTOR CORP	C. Stock	587188103	117	4100	SH		Sole	None	4100	0
MENTOR GRAPHICS	C. Stock	587200106	932	53240	SH		Sole	None	53240	0
METRO-GOLDWYN-MAYER	C. Stock	591610100	2554	112750	SH		Sole	None	112750	0
MYLAN LABS INC	C. Stock	628530107	3164	112490	SH		Sole	None	112490	0
NESTLE SA ADR	C. Stock	641069406	213	4020	SH		Sole	None	4020	0
NOVA CORP/GEORGIA	C. Stock	669784100	1122	35660	SH		Sole	None	35660	0
NVIDIA CORP	C. Stock	67066G104	2331	25130	SH		Sole	None	25130	0
OLD REPUBLIC INT'L	C. Stock	680223104	1565	53950	SH		Sole	None	53950	0
OMNICOM GROUP	C. Stock	681919106	1772	20600	SH		Sole	None	20600	0
ORACLE SYSTEMS	C. Stock	68389X105	2899	152560	SH		Sole	None	152560	0
PAYLESS SHOE SRCE	C. Stock	704379106	2622	40530	SH		Sole	None	40530	0
PEPSI BOTTLING GRP	C. Stock	713409100	4170	104000	SH		Sole	None	104000	0
PEPSICO INC	C. Stock	713448108	3453	78120	SH		Sole	None	78120	0
PERKINELMER INC	C. Stock	714046109	2701	98100	SH		Sole	None	98100	0
PFIZER INC	C. Stock	717081103	2337	58360	SH		Sole	None	58360	0
PHARM PROD DEVEL	C. Stock	717124101	1782	58400	SH		Sole	None	58400	0
PHILIP MORRIS INC	C. Stock	718154107	3032	59740	SH		Sole	None	59740	0
PMI GROUP	C. Stock	69344M101	1563	21810	SH		Sole	None	21810	0
POTASH CORP	C. Stock	73755L107	1106	19270	SH		Sole	None	19270	0
PPL CORP	C. Stock	69351T106	333	6050	SH		Sole	None	6050	0
PRAXAIR INC	C. Stock	74005P104	964	20500	SH		Sole	None	20500	0
PRECISION CASTPARTS	C. Stock	740189105	2328	62210	SH		Sole	None	62210	0
PUB SERV CO OF N. MEX	C. Stock	74499104	1449	45140	SH		Sole	None	45140	0
QUAKER OATS CO	C. Stock	747402105	1839	20150	SH		Sole	None	20150	0
READERS DIGEST	C. Stock	755267101	872	30340	SH		Sole	None	30340	0
RYLAND GROUP INC	C. Stock	783764103	116	2300	SH		Sole	None	2300	0
SAFEWAY INC	C. Stock	786514208	2832	59000	SH		Sole	None	59000	0
SCHOLASTIC CORP	C. Stock	807066105	3257	77360	SH		Sole	None	77360	0
SCIENTIFIC ATLANTA	C. Stock	808655104	2131	52480	SH		Sole	None	52480	0
SMITH INT'L INC	C. Stock	832110100	127	2100	SH		Sole	None	2100	0
SMITHFIELD FOODS	C. Stock	832248108	3730	92560	SH		Sole	None	92560	0
SOUTHTRUST CORP	C. Stock	844730101	2605	100210	SH		Sole	None	100210	0
SPX CORP	C. Stock	784635104	2928	23390	SH		Sole	None	23390	0
ST JUDE MEDICAL	C. Stock	790849103	2810	46830	SH		Sole	None	46830	0
STILLWATER MINING	C. Stock	86074Q102	2582	88270	SH		Sole	None	88270	0
SYBASE INC	C. Stock	871130100	1132	68790	SH		Sole	None	68790	0
SYNCOR INT'L CORP	C. Stock	87157J106	161	5200	SH		Sole	None	5200	0
SYSCO CORP	C. Stock	871829107	2698	99360	SH		Sole	None	99360	0
TALBOTS INC	C. Stock	874161102	2925	66860	SH		Sole	None	66860	0
TARGET CORP	C. Stock	87612E106	2583	74660	SH		Sole	None	74660	0
TEEKAY SHIPPING	C. Stock	Y8564W103	1815	45350	SH		Sole	None	45350	0
TELESCAN INC	C. Stock	879516102	3	7500	SH		Sole	None	7500	0
TENET HEALTHCARE	C. Stock	88033G100	2503	48500	SH		Sole	None	48500	0
TEXACO INC	C. Stock	881694103	2113	31700	SH		Sole	None	31700	0
THERMO ELECTRON	C. Stock	883556102	1464	66470	SH		Sole	None	66470	0
TIDEWATER INC	C. Stock	886423102	1373	36410	SH		Sole	None	36410	0
TOYS R US INC	C. Stock	892335100	3103	125380	SH		Sole	None	125380	0
TYCO INT'L LTD	C. Stock	902124106	4742	86985	SH		Sole	None	86985	0
UCBH HOLDINGS	C. Stock	90262T308	301	9920	SH		Sole	None	9920	0
ULTRAMAR DIMND SHAMRK 	C. Stock	904000106	1146	24250	SH		Sole	None	24250	0
UNION PACIFIC	C. Stock	907818108	659	12000	SH		Sole	None	12000	0
UNITED TECH	C. Stock	913017109	3295	44970	SH		Sole	None	44970	0
UNIV HEALTH SERV	C. Stock	913903100	1722	37840	SH		Sole	None	37840	0
VEECO INSTRUMENTS	C. Stock	922417100	1363	34290	SH		Sole	None	34290	0
WASTE MANAGEMENT	C. Stock	94106L109	3414	110780	SH		Sole	None	110780	0
WLLPNT HEALTH NTWRKS	C. Stock	94973H108	1268	13460	SH		Sole	None	13460	0
WESTVACO CORP	C. Stock	961548104	1261	51900	SH		Sole	None	51900	0
WILLIAMS COMM GRP	C. Stock	969455104	10	3205	SH		Sole	None	3205	0
WILLIAMS COMPANIES	C. Stock	969457100	129	3900	SH		Sole	None	3900	0